Loss Per Share	6 Months Ended
Dec. 31, 2024
Loss Per Share [Abstract]
LOSS PER SHARE
25.	LOSS PER SHARE

	31 December 2024 $	31 December 2023 $
Profit/(loss) used in the calculation of basic and dilutive loss per share	(14,378,454)	(1,839,709)

	31 December 2024 $ per share	31 December 2023 $ per share
Loss per share:
Basic loss per share	(0.16)	(18,397.09)
Diluted loss per share	(0.16)	(18,397.09)

	31 December 2024 Number	31 December 2023 Number
Weighted average number of shares	88,390,180	100

There are dilutive potential ordinary shares on issue at reporting date. Given the Company has made a loss and has no warrants on issue, there is no dilution of earnings hence the diluted loss per share is the same as for basic loss per share.